Capital and funding - Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Change in liabilities
Beginning balance			€ (188)	€ (197)
Cash movement			(3,027)	36
Fair value changes			(28)
Other non-cash movements			(55)	(26)
Foreign exchange changes			15	(1)
Ending balance		€ (3,283)	(3,283)	(188)
Payments for transactions with previous owner	€ 3,162	3,162	3,162
Put option liability for acquisition of non-controlling interests		133	133	145
Bank loans and overdrafts
Change in liabilities
Beginning balance			(35)	(32)
Cash movement			(6)	(3)
Foreign exchange changes			6
Ending balance		(35)	(35)	(35)
Bank Overdraft
Change in liabilities
Cash movement			5	3
Bonds and other loans
Change in liabilities
Cash movement			(3,077)
Ending balance		(3,077)	(3,077)
Lease Liability
Change in liabilities
Beginning balance			(144)	(156)
Cash movement			56	39
Other non-cash movements			(64)	(26)
Foreign exchange changes			9	(1)
Ending balance		(143)	(143)	(144)
Loans with Unilever
Change in liabilities
Beginning balance			(9)	(9)
Other non-cash movements			9
Ending balance				€ (9)
Derivative contracts - receipts
Change in liabilities
Fair value changes			(28)
Ending balance		€ (28)	€ (28)